Organization and Nature of Operations (Information of Major Subsidiaries and VIEs) (Details)	12 Months Ended
Dec. 31, 2018
Beijing Gamease Age Digital Technology Co., Ltd. ("Gamease") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, incorporated on August 23, 2007
Effective interest held	100.00%
Shanghai ICE Information Technology Co., Ltd. ("Shanghai ICE"), a wholly-owned subsidiary of Gamease [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Shanghai, China, acquired on May 28, 2010
Effective interest held	100.00%
Beijing Guanyou Gamespace Digital Technology Co., Ltd. ("Guanyou Gamespace") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, incorporated on August 5, 2010
Effective interest held	100.00%
Changyou.com (HK) Limited ("Changyou HK") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Hong Kong, China, incorporated on August 13, 2007
Effective interest held	100.00%
Beijing AmazGame Age Internet Technology Co., Ltd. ("AmazGame") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, incorporated on September 26, 2007
Effective interest held	100.00%
Beijing Changyou Gamespace Software Technology Co., Ltd. ("Gamespace") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, incorporated on October 29, 2009
Effective interest held	100.00%
Beijing Yang Fan Jing He Information Consulting Co., Ltd. ("Yang Fan Jing He") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, incorporated on April 22, 2010
Effective interest held	100.00%
Beijing Changyou Jingmao Film & Culture Communication Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, acquired on January 25, 2011
Effective interest held	100.00%
Shanghai Jingmao Culture Communication Co., Ltd [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Shanghai, China, acquired on January 25, 2011
Effective interest held	100.00%
7Road.com Limited ("7Road") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Cayman Islands, incorporated on June 15, 2011
Effective interest held	100.00%
7Road.com HK limited [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Hong Kong, China, incorporated on July 6, 2011
Effective interest held	100.00%
Changyou.com Webgames (HK) Limited ("Changyou HK Webgames") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Hong Kong, China, incorporated on September 21, 2011
Effective interest held	100.00%
Shenzhen Brilliant Imagination Technologies Co., Ltd. ("Brilliant Imagination") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Shenzhen, China, incorporated on April 18, 2014
Effective interest held	100.00%
Beijing Changyou Chuangxiang Software Technology Co., Ltd. ("Chuangxiang") [Member]
Organization and Nature of Operations [Line Items]
Place and date of incorporation or acquisition	Beijing, China, incorporated on November 8, 2016
Effective interest held	100.00%